COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604


UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	08/7/2008
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $197,392

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC COM                COM              003654100      189 10700.00 SH       Sole                 10700.00
ACTEL CORP COM                 COM              004934105     2785 165305.00 SH      Sole                115495.00          49810.00
AECOM TECHNOLOGY               COM              00766T100      208  6415.00 SH       Sole                  6415.00
AMAZON COM INC COM             COM              023135106      288  3940.00 SH       Sole                  3940.00
AMERICAN PUBLIC EDUCATION      COM              02913V103     2089 53512.00 SH       Sole                 31163.00          22349.00
AMERICAN SUPERCONDUCTR COM     COM              030111108    11745 327627.00 SH      Sole                219104.00         108523.00
APPLE COMPUTER INC COM         COM              037833100      211  1265.00 SH       Sole                  1265.00
ARIBA INC COM                  COM              04033V203     4676 317882.00 SH      Sole                198029.00         119853.00
ATA INC                        COM              00211V106      178 13700.00 SH       Sole                 13700.00
ATHENAHEALTH INC               COM              04685W103     6775 220275.00 SH      Sole                144138.00          76137.00
BARRETT BILL CORP COM          COM              06846N104     3633 61161.00 SH       Sole                 37041.00          24120.00
BEACON POWER CORP              COM              073677106       85 41000.00 SH       Sole                 41000.00
BIG LOTS INC                   COM              089302103     2598 83168.00 SH       Sole                 48677.00          34491.00
BROADCOM CORP CL A             COM              111320107      274 10055.00 SH       Sole                 10055.00
C&D TECHNOLOGIES INC           COM              124661109      192 22800.00 SH       Sole                 22800.00
CAPELLA EDUCATION CO           COM              139594105     1243 20849.00 SH       Sole                 12154.00           8695.00
CAPSTONE TURBINE CORP COM      COM              14067D102     3927 937380.00 SH      Sole                686955.00         250425.00
CAVIUM NETWORKS INC COM        COM              14965A101     4790 228107.00 SH      Sole                150541.00          77566.00
CHART INDUSTRIES               COM              16115Q308     5091 104683.00 SH      Sole                 67116.00          37567.00
COMSCORE INC                   COM              20564W105      755 34610.00 SH       Sole                 21820.00          12790.00
CONCUR TECHNOLOGIES COM        COM              206708109     3180 95710.00 SH       Sole                 57870.00          37840.00
DATA DOMAIN                    COM              23767P109      644 27605.00 SH       Sole                 16085.00          11520.00
ENER1 INC                      COM              29267A203       86 11700.00 SH       Sole                 11700.00
ENERGY CONVERSN DEVICE COM     COM              292659109     4726 64185.00 SH       Sole                 39600.00          24585.00
ENERGYSOLUTIONS INC            COM              292756202     1902 85140.00 SH       Sole                 50900.00          34240.00
ENERNOC                        COM              292764107     1918 106892.00 SH      Sole                 74199.00          32693.00
ENERSYS                        COM              29275Y102     3529 103114.00 SH      Sole                 64153.00          38961.00
EQUINIX INC COM NEW            COM              29444U502      226  2535.00 SH       Sole                  2535.00
ERESEARCHTECHNOLOGY COM        COM              29481V108     2380 136515.00 SH      Sole                 85740.00          50775.00
ESCO TECHNOLOGIES INC COM      COM              296315104     1756 37428.00 SH       Sole                 21811.00          15617.00
EXIDE TECHNOLOGIES             COM              302051206      266 15905.00 SH       Sole                 15905.00
FIRST SOLAR INC                COM              336433107     7330 26869.00 SH       Sole                 19139.00           7730.00
FUSHI COPPERWELD INC           COM              36113E107      777 32785.00 SH       Sole                 32785.00
GENOMIC HEALTH INC COM         COM              37244C101     4289 224012.00 SH      Sole                150850.00          73162.00
GLU MOBILE                     COM              379890106      144 30000.00 SH       Sole                 30000.00
GOOGLE INC CL A                COM              38259P508      229   436.00 SH       Sole                   436.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106     5634 149966.00 SH      Sole                 98920.00          51046.00
HANSEN MEDICAL INC             COM              411307101      891 53318.00 SH       Sole                 31089.00          22229.00
ILLUMINA INC COM               COM              452327109    11500 132017.00 SH      Sole                 85987.00          46030.00
INTUITIVE SURGICAL INC COM     COM              46120E602     2115  7853.00 SH       Sole                  6482.00           1371.00
IPG PHOTONICS CORP             COM              44980X109     1250 66485.00 SH       Sole                 40295.00          26190.00
IROBOT CORP COM                COM              462726100     4518 328822.00 SH      Sole                217113.00         111709.00
ITC HOLDINGS CORP              COM              465685105     1649 32276.00 SH       Sole                 18580.00          13696.00
ITRON INC COM                  COM              465741106      243  2480.00 SH       Sole                  2480.00
JA SOLAR HOLDINGS CO LTD-ADR   COM              466090107     1439 85408.00 SH       Sole                 57983.00          27425.00
LULULEMON ATHLETICA            COM              550021109     1389 47825.00 SH       Sole                 28065.00          19760.00
LUMBER LIQUIDATORS INC         COM              55003Q103     1366 105145.00 SH      Sole                 67315.00          37830.00
LUMINEX CORP DEL COM           COM              55027E102     1855 90305.00 SH       Sole                 55295.00          35010.00
MANZ AUTOMATION AG             COM              B1DXPB8        220   850.00 SH       Sole                   850.00
MARTEK BIOSCIENCES CP COM      COM              572901106     4389 130222.00 SH      Sole                 83245.00          46977.00
MARVELL TECH GROUP LTD ORD     COM              G5876H105      543 30765.00 SH       Sole                 30765.00
MELLANOX TECHNOLOGIES LTD      COM              M51363113      750 55410.00 SH       Sole                 34135.00          21275.00
MERCADOLIBRE INC               COM              58733R102     1151 33373.00 SH       Sole                 19446.00          13927.00
MONOLITHIC POWER SYSTEMS INC   COM              609839105     2306 106675.00 SH      Sole                 65720.00          40955.00
MYRIAD GENETICS INC COM        COM              62855J104     6404 140699.00 SH      Sole                 92489.00          48210.00
NETLOGIC MICROSYS INC COM      COM              64118B100     3082 92836.00 SH       Sole                 55658.00          37178.00
NETSUITE INC                   COM              64118Q107     3272 159868.00 SH      Sole                101943.00          57925.00
NUVASIVE INC COM               COM              670704105     7142 159931.00 SH      Sole                 99809.00          60122.00
OMNITURE                       COM              68212S109     1365 73538.00 SH       Sole                 42845.00          30693.00
ORION ENERGY SYSTEMS INC       COM              686275108     2037 203712.00 SH      Sole                147178.00          56534.00
PANERA BREAD CO CL A           COM              69840W108     1355 29305.00 SH       Sole                 17080.00          12225.00
PMC-SIERRA INC COM             COM              69344F106     3725 487645.00 SH      Sole                299650.00         187995.00
POLYPORE INTERNATIONAL INC     COM              73179V103     3832 151305.00 SH      Sole                 97554.00          53751.00
POWELL INDUSTRIES INC          COM              739128106     2549 50574.00 SH       Sole                 29447.00          21127.00
QUANTUM FUEL SYS TECH COM      COM              74765E109      142 46400.00 SH       Sole                 46400.00
RUBICON TECHNOLOGY INC         COM              78112T107      847 41690.00 SH       Sole                 41690.00
SALESFORCE COM INC COM         COM              79466L302      602  8825.00 SH       Sole                  8825.00
SEQUENOM INC COM               COM              817337405      169 10600.00 SH       Sole                 10600.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     1916 194160.00 SH      Sole                121090.00          73070.00
SOLERA HOLDINGS                COM              83421A104     2344 84764.00 SH       Sole                 49384.00          35380.00
SPARTAN STORES INC             COM              846822104     1309 56925.00 SH       Sole                 33205.00          23720.00
STARENT NETWORKS               COM              85528P108     1224 97370.00 SH       Sole                 59565.00          37805.00
SUNPOWER CORP COM CL A         COM              867652109      811 11280.00 SH       Sole                 11280.00
SYNIVERSE HLDGS INC COM        COM              87163F106     1721 106295.00 SH      Sole                 63610.00          42685.00
T-3 ENERGY SERVICES INC        COM              87306E107     3356 42240.00 SH       Sole                 25875.00          16365.00
TALEO CORP CL A                COM              87424N104     2289 116874.00 SH      Sole                 69470.00          47404.00
TOMOTHERAPY INC                COM              890088107      130 14600.00 SH       Sole                 14600.00
TRIQUINT SEMICONDUCTOR COM     COM              89674K103      190 31500.00 SH       Sole                 31500.00
TRUE RELIGION APPAREL COM      COM              89784N104      206  7765.00 SH       Sole                  7765.00
ULTRA PETROLEUM CORP COM       COM              903914109      306  3125.00 SH       Sole                  3125.00
URBAN OUTFITTERS INC COM       COM              917047102      241  7745.00 SH       Sole                  7745.00
VALENCE TECHNOLOGY INC COM     COM              918914102      121 27500.00 SH       Sole                 27500.00
VERIGY LTD                     COM              Y93691106     2062 90840.00 SH       Sole                 56340.00          34500.00
VOCUS                          COM              92858J108     3071 95472.00 SH       Sole                 59554.00          35918.00
WABTEC CORP                    COM              929740108     4521 92994.00 SH       Sole                 55967.00          37027.00
WARNACO GROUP                  COM              934390402     3445 78189.99 SH       Sole                 48124.99          30065.00
WFI INDS LTD COM               COM              92923V102      375 14185.00 SH       Sole                 14185.00
ZOLTEK COS INC COM             COM              98975W104     2832 116823.00 SH      Sole                 77258.00          39565.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112